Schedule II.-Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II.-Valuation and Qualifying Accounts and Reserves
Schedule II.—Valuation and Qualifying Accounts and Reserves
ORIX Corporation and Subsidiaries

	Millions of yen
	Year Ended March 31, 2022
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Severance and other benefits to terminated employees	¥252	¥0	¥2,781	¥(187)	¥4	¥2,850

Total	¥252	¥0	¥2,781	¥(187)	¥4	¥2,850

	Millions of yen
	Year Ended March 31, 2023
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Severance and other benefits to terminated employees	¥2,850	¥0	¥0	¥(2,373)	¥3	¥480

Total	¥2,850	¥0	¥0	¥(2,373)	¥3	¥480

	Millions of yen
	Year Ended March 31, 2024
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Closed office lease obligations	¥0	¥0	¥23	¥0	¥0	¥23
Severance and other benefits to terminated employees	¥480	¥0	¥122	¥(480)	¥0	¥122

Total	¥480	¥0	¥145	¥(480)	¥0	¥145

	Millions of yen
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction*1	Other*2	Balance at end of period
Deferred tax assets:
Valuation allowance
Year ended March 31, 2022	¥21,560	¥1,403	¥13,414	¥(2,445)	¥1,223	¥35,155
Year ended March 31, 2023	¥35,155	¥143	¥4,123	¥(2,814)	¥680	¥37,287
Year ended March 31, 2024	¥37,287	¥0	¥12,714	¥(12,233)	¥1,278	¥39,046

*1
The amount of deduction includes benefits recognized in
income tax expense
, expiration of loss carryforwards and sales of subsidiaries. The amounts of benefits recognized in earnings due to the utilization of net operation loss carry forwards
were ¥1,742 million in fiscal 2022, ¥1,465 million in fiscal 2023 and ¥3,660 million in fiscal 2024.

*2	The amount of other includes mainly translation adjustment.